Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
14.	Intangible assets

	Technology Know-how	Development costs	Goodwill	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Cost
At January 1, 2018	—	136,822	218,311	—	355,133
Addition – internally generated	—	195,879	—	—	195,879
Reclassification	136,822	(136,822)	—	—	—

At December 31, 2018 and January 1, 2019	136,822	195,879	218,311	—	551,012
Addition	—	366,708	—	169,811	536,519

At December 31, 2019	136,822	562,587	218,311	169,811	1,087,531

Accumulated amortization and impairment
At January 1, 2018	—	126,700	5,675	—	132,375
Reclassification	126,700	(126,700)	—	—	—

At December 31, 2018 and January 1, 2019	126,700	—	5,675	—	132,375
Amortization	1,012	—	—	—	1,012

At December 31, 2019	127,712	—	5,675	—	133,387

Net carrying amount
At December 31, 2018	10,122	195,879	212,636	—	418,637

At December 31, 2019	9,110	562,587	212,636	169,811	954,144

US$’000	1,286	79,404	30,012	23,967	134,669

Goodwill
Goodwill represents the excess of purchase consideration over fair value of net assets of businesses acquired.
Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•	Yuchai

•	Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.
Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	30,012

Yuchai unit
The Group performs its impairment test annually. The recoverable amount of the unit was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a ten-year period. The business of Yuchai is stable since the Group has control in 1994 and the business model of Yuchai is unlikely to change in the foreseeable future. The pre-tax
discount rate applied to the cash flow projections was 13.32% (2018: 13.96%). No impairment was identified for this unit.

Key assumptions used in value in use calculations
The calculation of value in use for the cash-generating unit is most sensitive to the following assumptions:

•	Profit from operation

•	Discount rate

•	Growth rate used to extrapolate cash flows beyond the forecast period
Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai unit.
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.
Growth rate estimate – Growth rate is based on management’s estimate with reference to general available indication of long-term gross domestic product growth rate of China. The long-term rates used to extrapolate the budget for Yuchai are 5.7% and 6.3% for 2019 and 2018 respectively.
Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 17.57% (2018: 1.00%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to 14.79% (2018: 14.28%) in the Yuchai unit would result in impairment.
Growth rate assumptions – Management recognizes that the speed of technological change and the possibility of new entrants can have a significant impact on growth rate assumptions. A reduction to 2.40% (2018: 5.77%) in the long-term growth rate in Yuchai unit would result in impairment.
With regard to the assessment of value in use of the Yuchai unit, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.
Technology
know-how
held by Jining Yuchai
At December 31, 2017, the Group has an intangible asset representing technology development costs held by Jining Yuchai with carrying amount of RMB 10.1 million.
In 2018, the development for 4Y20 engine platform was completed and the technical development costs with carrying amount of RMB 10.1 million as at December 31, 2017 was reclassified as the Group’s technology know-how.
In late 2018, the Group has commenced the production of 4Y20 engine. In 2019 the production volume has gradually ramped up to meet market demand. As such, management believe that there is no indicator for further impairment. In addition, this model of engines is in the process of penetrating the market, management is currently accessing the future market demand and concludes that there is no reversal of impairment to be recognized in 2019.

Development costs
During 2018 and 2019, the Group has capitalized development costs of RMB 195.9 million and RMB 366.7 million (US$51.8 million), respectively, for new engines that comply with National VI and Tier 4 emission standards. As of December 31, 2019, the total capitalized development costs is RMB 562.6 million (US$79.4 million). These development costs relate to on-going
development efforts and, accordingly, have not yet been brought into use, and therefore no amortization charges were recorded. The National VI for on-road
vehicles is expected to be implemented after
mid-2020,
and the Tier 4 emission standard for
off-road
vehicles is expected to be implemented within the next 2 years.
In 2018 and 2019, the Group performs an impairment test on the development costs that have not yet been brought into use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2018, the Group used a 11 years forecast which is based on the financial budgets approved by the senior management covering 8 years’ period from 2019 to 2026, and a further 3 years of forecast with no terminal value. In 2019, the Group used 10 years forecast which is based on the financial budgets approved by the senior management covering 6 years’ period from 2020 to 2025, and a further 4 years of forecast with no terminal value.
The calculation of value in use is most sensitive to the following assumptions:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook. The revenue is estimated to grow significantly from 2020 to 2022 due to enforcement of implementation of new emission standard. From 2023 to 2025, the growth is estimated to slow down which is in the range of 10% to 15%. It is expected to remain constant at growth rate of 0% from 2026 to 2029 after the expected commercial deployment of technology. In 2018 the revenue growth rate was estimated to be 5% year on year.

•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax
discount rate of 13.32% (2018: 13.96%).

Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 4.53% (2018: 3.30%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to 14.13% (2018: 26.30%) would result in impairment.
With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.
Trademarks
In 2019, Yuchai entered into a trademark license agreement with GY Group under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time usage fee of RMB 169.8 million (US$24.0 million).
Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.
In 2019, the Group performed an annual impairment review by taking Yuchai as a cash-generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2019.